Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Based Compensation
13. STOCK-BASED COMPENSATION
Equity Incentive Plans
The Company has a 2015 Equity Incentive Plan (the “2015 Plan”), which provided for the grant of stock-based compensation in the form of awards of options, stock appreciation rights, restricted stock awards and restricted stock units, to certain officers, directors, employees, consultants, and advisors to purchase shares of the Company’s common stock. Upon the Closing of the Business Combination, no further awards will be made pursuant to the 2015 Plan and all outstanding Legacy IonQ stock options under the 2015 Plan were assumed by the Company. Each Legacy IonQ stock option issued and outstanding immediately prior to the Business Combination was converted into an option to purchase shares of common stock of the Company equal to the product of (a) the number of shares of Legacy IonQ common stock subject to such Legacy IonQ stock option agreement immediately prior to the Business Combination and (b) the exchange ratio at an exercise price equal to the (i) the exercise price per share of such Legacy IonQ stock option divided by (ii) the exchange ratio. Such stock options will continue to be governed by the terms of the 2015 Plan and the stock option agreements thereunder, until such outstanding options are exercised or until they terminate or expire by their terms. For awards granted under the 2015 Plan, vesting generally occurs over four to five years from the date of grant and all options granted have a contractual term of 10 years. Vested options held at the date of an employee’s termination may be exercised within three months.
In August 2021, the Company’s board of directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and the stockholders approved the 2021 Plan in September 2021. The 2021 Plan became effective immediately upon the closing of the Business Combination. The 2021 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of awards to employees, directors, and consultants. Initially, a maximum of 26,235,000 shares of common stock may be issued under the 2021 Plan. The number of shares of the Company’s common stock reserved for issuance under the 2021 Plan automatically increases on January 1 of each year, beginning on January 1, 2022 and continuing through and including January 1, 2031, by 5% of the Fully Diluted Common Stock (as defined in the 2021 Plan) outstanding on December 31 of the preceding year, or a lesser number of shares determined by the Company’s board of directors prior to such increase. No shares or awards were granted under the 2021 Plan as of December 31, 2021.
Stock Options
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option- pricing model. The Black-Scholes option- pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.
Expected Volatility—As the Company was privately held at the date of the grant and there has been no public market for its common stock prior to closing the Business Combination, the expected volatility is based on the average historical stock price volatility of comparable publicly- traded companies in its industry peer group, financial, and market capitalization data.
Expected Term—The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding.
The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.
Risk-Free Interest Rate—The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term.
Dividend Yield—The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.
Fair Value of Underlying Common Stock—Because the Company’s common stock was not yet publicly traded on the date of grant, the Company estimated the fair value of common stock prior to closing the Business Combination. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of Legacy IonQ’s previously Convertible Redeemable Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.
The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Risk-free interest rate	0.96%	0.9%
Expected term (in years)	6.26	6.46
Expected volatility	77.04%	72.50%
Dividend yield	—%	—%
A summary of the stock option activity is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	13,933,956	$0.13	8.80	$5.00
Granted	9,875,293	0.61
Exercised	(1,726,471)	0.17
Cancelled/ Forfeited	(219,410)	0.13
Outstanding as of December 31, 2020	21,863,368	0.34	8.67	44.80
Granted	6,492,540	2.39
Exercised	(3,378,782)	1.62
Cancelled/ Forfeited	(2,843,916)	1.19
Outstanding as of December 31, 2021	22,133,210	0.64	7.84	377.58
Exercisable as of December 31, 2021	8,726,504	$0.29	7.27	$151.91
Exercisable and expected to vest at December 31, 2021	22,133,210	$0.64	7.84	$377.58
The total intrinsic value of options exercised was $54.4 million and $3.8 million for the years ended December 31, 2021 and 2020, respectively. The weighted-average grant date fair value per share for the stock options granted during the years ended December 31, 2021 and 2020 was $5.83 and $0.76, respectively. The aggregate grant-date fair value of options vested during the years ended December 31, 2021 and 2020 was $7.4 million and $1.0 million, respectively. As of December 31, 2021, the total unrecognized compensation related to unvested stock option awards was $30.4 million, which the Company expects to recognize over a weighted-average period of approximately 2.0 years.
Early Exercised Stock Options
As of December 31, 2021 and 2020, there were 1,420,662 and no shares respectively, subject to repurchase related to stock options early exercised and unvested. These amounts are reclassified to common stock and additional paid-in capital as the underlying shares vest. As of December 31, 2021, the Company recorded a liability related to these shares subject to repurchase in the amount of $3.1 million in its consolidated balance sheet. The Company did not have any early exercises of stock options prior to 2021, and as a result, there was no such liability balance as of December 31, 2020.
During 2021, we exercised our right to repurchase 0.4 million shares related to the early exercise of stock options. The unvested shares were repurchased for $1.0 million from an employee in connection with the termination of their service.
Unvested Restricted Stock – Founder’s Shares
In addition to the unvested common shares outstanding described above at “Early Exercised Stock Options,” the Company issued restricted stock to its founders. The fair value of the restricted shares determined based on the fair market value of Legacy IonQ’s common stock on July 25, 2016, the date the restriction was put into place, was $1.2 million.
A summary of the unvested restricted shares activity is as follows:

	Number of Unvested Restricted Shares	Weighted- Average Grant Date Fair Value per Share
Unvested Balance as of December 31, 2019	1,771,198	0.10
Vested	(1,771,198)	0.10

Unvested Balance as of December 31, 2020	—	$—

The aggregate grant-date fair value of restricted shares vested was $170 thousand for the year ended December 31, 2020. As of December 31, 2020, all restricted shares have vested and there were no new founders’ shares issued during 2021.
Total stock based compensation expense for both stock option awards and unvested restricted shares is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$62	$—
Research and development	2,841	716
Sales and marketing	67	—
General and administrative	4,778	508

Stock-based compensation, net of amounts capitalized	7,748	1,224
Capitalized stock-based compensation—Intangibles and fixed assets	275	110
Capitalized stock-based compensation—Other current assets	—	45

Total stock-based compensation	$8,023	$1,379

Employee Stock Purchase Plan
In August 2021, the Company’s board of directors adopted the Employee Stock Purchase Plan (the “ESPP”), which was subsequently approved by the Company’s stockholders in September 2021, and became effective upon the closing of the Business Combination. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The number of shares of common stock initially reserved for issuance under the ESPP was 5,354,000 shares. The ESPP provides for an annual increase on January 1 of each year, beginning on January 1, 2022 and continuing through and including January 1, 2031, equal to the lesser of (i) 1% of the fully diluted shares of common stock outstanding on the last day of the prior fiscal year, (ii) 10,708,000 shares, or (iii) a lesser number of shares determined by the Company’s board of directors prior to such increase. Under the terms of the ESPP, eligible employees can elect to acquire shares of the Company’s common stock through periodic payroll deductions during a series of offering periods. Purchases under the ESPP are affected on the last business day of each offering period at a 15% discount to the lower of closing price on that day or the closing price on the first day of the offering period. As of December 31, 2021, no shares of common stock had been issued under the ESPP and no offering period has been set by the board of directors.